Offerings - Offering: 1	Jul. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 18,153,418.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,506.99
Offering Note